Research and Development Expenses	6 Months Ended
Jun. 30, 2021
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 8 – RESEARCH AND DEVELOPMENT EXPENSES

	Six months ended June 30,		Three months ended June 30,		Year ended December 31
	2021	2020	2021	2020	2020	2019
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Payroll and related expenses	-	-	-	-	-	67,012
Professional services	14,105	26,282	9,178	26,282	62,311	65,871
Travel expenses	-	3,140	-	-	3,482	84,320
	14,105	29,422	9,178	26,282	65,793	217,203